UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GLOBAL EQUITY FUND

FORM N-Q

JULY 31, 2017

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 2.1%
Bridgestone Corp.	18,600	$785,593	(a)
Lear Corp.	6,454	956,418
Magna International Inc.	15,300	729,688
Sumitomo Rubber Industries Ltd.	47,700	829,690	(a)

Total Auto Components		3,301,389

Automobiles - 2.0%
Honda Motor Co., Ltd.	21,600	609,398	(a)
Mazda Motor Corp.	43,800	661,135	(a)
Peugeot SA	29,876	643,903	(a)
Suzuki Motor Corp.	26,000	1,234,456	(a)

Total Automobiles		3,148,892

Hotels, Restaurants & Leisure - 0.6%
Darden Restaurants Inc.	11,100	931,068

Household Durables - 2.3%
Bellway PLC	35,000	1,473,556	(a)
Electrolux AB, Class B Shares	32,343	1,106,321	(a)
Persimmon PLC	33,500	1,107,124	(a)

Total Household Durables		3,687,001

Media - 2.8%
CBS Corp., Class B Shares, Non Voting Shares	18,034	1,187,178
Comcast Corp., Class A Shares	34,400	1,391,480
Sirius XM Holdings Inc.	176,000	1,031,360
Time Warner Inc.	9,300	952,506

Total Media		4,562,524

Multiline Retail - 0.4%
Canadian Tire Corp., Ltd., Class A Shares	5,400	616,382

Specialty Retail - 3.9%
Foot Locker Inc.	10,355	488,652
Home Depot Inc.	11,300	1,690,480
Kingfisher PLC	138,393	537,973	(a)
Lowe’s Cos. Inc.	22,200	1,718,280
Ross Stores Inc.	12,080	668,266
TJX Cos. Inc.	15,900	1,117,929

Total Specialty Retail		6,221,580

TOTAL CONSUMER DISCRETIONARY		22,468,836

CONSUMER STAPLES - 8.9%
Beverages - 1.8%
Kirin Holdings Co., Ltd.	50,000	1,102,223	(a)
PepsiCo Inc.	14,900	1,737,489

Total Beverages		2,839,712

Food & Staples Retailing - 2.8%
CVS Health Corp.	17,500	1,398,775
Wal-Mart Stores Inc.	18,035	1,442,620
Walgreens Boots Alliance Inc.	11,000	887,370
William Morrison Supermarkets PLC	210,084	666,253	(a)

Total Food & Staples Retailing		4,395,018

Food Products - 2.1%
Bunge Ltd.	8,024	629,001
Saputo Inc.	26,600	901,637
Tyson Foods Inc., Class A Shares	28,600	1,812,096

Total Food Products		3,342,734

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Household Products - 2.2%
Church & Dwight Co. Inc.	14,742	$786,485
Clorox Co.	6,500	867,685
Kimberly-Clark Corp.	6,900	849,804
Reckitt Benckiser Group PLC	10,713	1,041,540	(a)

Total Household Products		3,545,514

TOTAL CONSUMER STAPLES		14,122,978

ENERGY - 5.2%
Energy Equipment & Services - 1.1%
SBM Offshore NV	48,800	845,617	(a)
Subsea 7 SA	65,200	966,066	(a)

Total Energy Equipment & Services		1,811,683

Oil, Gas & Consumable Fuels - 4.1%
China Petroleum & Chemical Corp., Class H Shares	1,014,000	770,122	(a)
Exxon Mobil Corp.	7,281	582,771
Gazprom PJSC, ADR	76,199	296,360	(a)
GS Holdings Corp.	10,600	713,524	(a)
Murphy Oil Corp.	25,707	683,292
Neste OYJ	42,508	1,845,708	(a)
Petroleo Brasileiro SA, ADR	96,679	821,772	*
Repsol SA	44,709	749,118	(a)

Total Oil, Gas & Consumable Fuels		6,462,667

TOTAL ENERGY		8,274,350

FINANCIALS - 19.0%
Banks - 9.7%
Bank of America Corp.	63,971	1,542,981
BNP Paribas SA	20,912	1,623,993	(a)
BOC Hong Kong Holdings Ltd.	316,500	1,556,098	(a)
Canadian Imperial Bank of Commerce	15,000	1,302,025
China Construction Bank Corp., Class H Shares	505,000	420,420	(a)
Citigroup Inc.	26,207	1,793,869
Citizens Financial Group Inc.	48,842	1,713,378
Danske Bank A/S	24,000	973,322	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	1,271,000	888,882	(a)
JPMorgan Chase & Co.	15,409	1,414,546
National Bank of Canada	25,800	1,161,957
Societe Generale SA	16,835	989,003	(a)

Total Banks		15,380,474

Consumer Finance - 0.5%
Capital One Financial Corp.	8,405	724,343

Diversified Financial Services - 0.6%
ORIX Corp.	63,400	1,037,870	(a)

Insurance - 8.2%
AEGON NV	141,253	792,438	(a)
Allianz SE, Registered Shares	7,524	1,603,015	(a)
Allstate Corp.	17,300	1,574,300
AXA SA	29,324	866,792	(a)
CNO Financial Group Inc.	35,744	817,823

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Insurance - (continued)
Dai-ichi Life Holdings Inc.	63,400	$1,098,647	(a)
Everest Re Group Ltd.	3,290	863,263
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	3,915	841,094	(a)
NN Group NV	22,000	892,859	(a)
SCOR SE	15,554	655,925	(a)
Swiss Life Holding AG, Registered Shares	2,378	868,028	(a)
Swiss Re AG	13,078	1,262,224	(a)
Tokio Marine Holdings Inc.	22,300	939,391	(a)

Total Insurance		13,075,799

TOTAL FINANCIALS		30,218,486

HEALTH CARE - 12.0%
Biotechnology - 2.2%
Amgen Inc.	6,500	1,134,315
Biogen Inc.	4,897	1,418,122	*
Gilead Sciences Inc.	12,932	983,996

Total Biotechnology		3,536,433

Health Care Equipment & Supplies - 1.7%
Baxter International Inc.	23,500	1,421,280
Edwards Lifesciences Corp.	10,778	1,241,410	*

Total Health Care Equipment & Supplies		2,662,690

Health Care Providers & Services - 4.4%
CIGNA Corp.	5,700	989,292
Express Scripts Holding Co.	14,600	914,544	*
Humana Inc.	4,900	1,132,880
McKesson Corp.	7,400	1,197,838
UnitedHealth Group Inc.	9,000	1,726,290
WellCare Health Plans Inc.	5,963	1,055,392	*

Total Health Care Providers & Services		7,016,236

Pharmaceuticals - 3.7%
Bayer AG, Registered Shares	6,692	848,599	(a)
Indivior PLC	283,682	1,437,149	*(a)
Merck & Co. Inc.	16,900	1,079,572
Mitsubishi Tanabe Pharma Corp.	27,300	650,883	(a)
Sanofi	12,052	1,149,708	(a)
Taisho Pharmaceutical Holdings Co., Ltd.	10,000	750,552	(a)

Total Pharmaceuticals		5,916,463

TOTAL HEALTH CARE		19,131,822

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.4%
Boeing Co.	11,100	2,691,306
Northrop Grumman Corp.	4,385	1,153,825

Total Aerospace & Defense		3,845,131

Airlines - 0.6%
Southwest Airlines Co.	17,000	943,670

Building Products - 0.6%
Owens Corning	13,496	904,907

Construction & Engineering - 0.2%
Hyundai Development Co.	10,000	381,179	(a)

Electrical Equipment - 0.9%
Vestas Wind Systems A/S	14,800	1,447,796	(a)

Industrial Conglomerates - 0.8%
General Electric Co.	26,600	681,226
Smiths Group PLC	29,299	593,296	(a)

Total Industrial Conglomerates		1,274,522

Machinery - 3.4%
Donaldson Co. Inc.	18,031	856,292
Illinois Tool Works Inc.	5,757	810,067
Kawasaki Heavy Industries Ltd.	379,000	1,209,878	(a)
Oshkosh Corp.	16,666	1,147,621
Parker Hannifin Corp.	8,220	1,364,356

Total Machinery		5,388,214

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 1.1%
Ferguson PLC	12,451	$744,815	(a)
Marubeni Corp.	144,600	959,049	(a)

Total Trading Companies & Distributors		1,703,864

TOTAL INDUSTRIALS		15,889,283

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.5%
Cisco Systems Inc.	30,060	945,387
F5 Networks Inc.	7,100	857,325	*
Juniper Networks Inc.	39,700	1,109,615
Motorola Solutions Inc.	11,200	1,015,616

Total Communications Equipment		3,927,943

Electronic Equipment, Instruments & Components - 0.7%
Tech Data Corp.	10,126	1,036,902	*

Internet Software & Services - 3.2%
Alphabet Inc., Class A Shares	1,282	1,212,131	*
eBay Inc.	37,000	1,322,010	*
Facebook Inc., Class A Shares	15,000	2,538,750	*

Total Internet Software & Services		5,072,891

IT Services - 1.4%
Alliance Data Systems Corp.	3,850	929,505
Amdocs Ltd.	7,886	529,703
Science Applications International Corp.	10,700	753,387

Total IT Services		2,212,595

Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials Inc.	30,700	1,360,317
QUALCOMM Inc.	15,194	808,169
Texas Instruments Inc.	12,620	1,027,016

Total Semiconductors & Semiconductor Equipment		3,195,502

Software - 1.9%
Citrix Systems Inc.	8,600	679,228	*
Microsoft Corp.	9,501	690,723
Red Hat Inc.	7,014	693,474	*
VMware Inc., Class A Shares	10,700	991,997	*

Total Software		3,055,422

Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc.	31,643	4,706,263
HP Inc.	60,000	1,146,000
NetApp Inc.	25,785	1,119,585
Samsung Electronics Co., Ltd.	922	1,986,052	(a)

Total Technology Hardware, Storage & Peripherals		8,957,900

TOTAL INFORMATION TECHNOLOGY		27,459,155

MATERIALS - 6.9%
Chemicals - 1.5%
Chemours Co.	15,461	736,098
Covestro AG	11,792	915,801	(a)
Huntsman Corp.	25,563	680,487

Total Chemicals		2,332,386

Containers & Packaging - 1.9%
Avery Dennison Corp.	16,560	1,538,921
Packaging Corp. of America	14,100	1,543,668

Total Containers & Packaging		3,082,589

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		SHARES	VALUE
Metals & Mining - 2.7%
Anglo American PLC		49,863	$825,687	*(a)
Fortescue Metals Group Ltd.		218,030	1,002,769	(a)
Outokumpu OYJ		76,048	640,813	(a)
South32 Ltd.		301,085	702,238	(a)
Teck Resources Ltd., Class B Shares		49,500	1,074,369

Total Metals & Mining			4,245,876

Paper & Forest Products - 0.8%
UPM-Kymmene OYJ		49,946	1,360,546	(a)

TOTAL MATERIALS			11,021,397

REAL ESTATE - 0.7%
Real Estate Management & Development - 0.7%
China Resources Land Ltd.		162,000	519,731	(a)
China Vanke Co., Ltd., Class H Shares		223,400	659,364	(a)

TOTAL REAL ESTATE			1,179,095

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.4%
China Telecom Corp., Ltd., Class H Shares		1,400,000	665,915	(a)
Nippon Telegraph & Telephone Corp.		33,000	1,613,246	(a)

Total Diversified Telecommunication Services			2,279,161

Wireless Telecommunication Services - 1.3%
KDDI Corp.		28,000	741,570	(a)
NTT DoCoMo Inc.		54,000	1,254,112	(a)

Total Wireless Telecommunication Services			1,995,682

TOTAL TELECOMMUNICATION SERVICES			4,274,843

UTILITIES - 2.4%
Electric Utilities - 1.7%
Entergy Corp.		11,500	882,280
Exelon Corp.		25,900	993,006
Korea Electric Power Corp.		19,100	760,469	(a)

Total Electric Utilities			2,635,755

Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy Inc.		46,000	1,132,520

TOTAL UTILITIES			3,768,275

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $121,921,492)			157,808,520

	RATE
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,030,855)	0.938%	1,030,855	1,030,855

TOTAL INVESTMENTS - 99.9% (Cost - $122,952,347#)			158,839,375
Other Assets in Excess of Liabilities - 0.1%			206,885

TOTAL NET ASSETS - 100.0%			$159,046,260

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$13,479,687	$8,989,149	—	$22,468,836
Consumer Staples	11,312,962	2,810,016	—	14,122,978
Energy	2,087,835	6,186,515	—	8,274,350
Financials	12,908,485	17,310,001	—	30,218,486
Health Care	14,294,931	4,836,891	—	19,131,822
Industrials	10,553,270	5,336,013	—	15,889,283
Information Technology	25,473,103	1,986,052	—	27,459,155
Materials	5,573,543	5,447,854	—	11,021,397
Real Estate	—	1,179,095	—	1,179,095
Telecommunication Services	—	4,274,843	—	4,274,843
Utilities	3,007,806	760,469	—	3,768,275

Total Long-Term Investments	98,691,622	59,116,898	—	157,808,520

Short-Term Investments†	1,030,855	—	—	1,030,855

Total Investments	$99,722,477	$59,116,898	—	$158,839,375

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2017, securities valued at $59,116,898 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$38,220,568
Gross unrealized depreciation	(2,333,540)

Net unrealized appreciation	$35,887,028

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 22, 2017